Income taxes - Factors that may affect future taxation charge (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2020	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		$ 81.9	$ 72.1	$ 82.9
Standard corporate tax rate		19.25%	20.00%	20.25%
Certain trading and capital losses and other temporary timing difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		$ 13.3	$ 12.3	$ 14.2
U.K.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		43.6	35.3	52.9
Non-U.K.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		$ 38.3	$ 36.8	$ 30.0
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard corporate tax rate	17.00%